Net Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Net Revenue

	12.31.2017	12.31.2016	12.31.2015
Sales of goods	15,039,126,134	9,702,984,510	7,837,767,309
Domestic market	15,034,669,438	9,700,155,661	7,832,718,325
External customers	4,456,696	2,828,849	5,048,984
Services rendered	974,675,955	672,154,789	479,126,948
(-) Bonus / Discounts	(727,267,163)	(500,696,091)	(445,940,364)
Total	15,286,534,926	9,874,443,208	7,870,953,893